FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 2.3%
566	Axon Enterprise, Inc. (a)	$299,103
	Biotechnology — 2.4%
1,957	Natera, Inc. (a)	304,489
	Broadline Retail — 2.5%
1,504	Amazon.com, Inc. (a)	319,269
	Communications Equipment — 2.4%
718	Motorola Solutions, Inc.	316,078
	Consumer Staples Distribution & Retail — 5.7%
360	Costco Wholesale Corp.	377,500
3,638	Walmart, Inc.	358,743
		736,243
	Electronic Equipment, Instruments & Components — 2.0%
1,992	Plexus Corp. (a)	264,777
	Entertainment — 3.2%
675	Spotify Technology S.A. (a)	410,407
	Financial Services — 7.2%
16,585	Flywire Corp. (a)	189,069
638	Mastercard, Inc., Class A	367,685
1,049	Visa, Inc., Class A	380,483
		937,237
	Ground Transportation — 2.8%
4,829	Uber Technologies, Inc. (a)	367,052
	Health Care Equipment & Supplies — 2.7%
3,391	Boston Scientific Corp. (a)	351,952
	Health Care Providers & Services — 4.8%
5,455	RadNet, Inc. (a)	302,589
2,516	Tenet Healthcare Corp. (a)	318,500
		621,089
	Health Care REITs — 3.1%
2,601	Welltower, Inc.	399,279
	Hotels, Restaurants & Leisure — 5.4%
1,943	DoorDash, Inc., Class A (a)	385,569
2,828	Shake Shack, Inc., Class A (a)	307,121
		692,690
	Household Products — 2.7%
3,783	Colgate-Palmolive Co.	344,896
	Insurance — 5.4%
1,741	Allstate (The) Corp.	346,720
1,376	Travelers (The) Cos., Inc.	355,682
		702,402
Shares	Description	Value

	Interactive Media & Services — 5.1%
1,713	Alphabet, Inc., Class A	$291,690
541	Meta Platforms, Inc., Class A	361,496
		653,186
	IT Services — 4.4%
1,660	GoDaddy, Inc., Class A (a)	297,970
1,358	Wix.com Ltd. (a)	272,537
		570,507
	Semiconductors & Semiconductor Equipment — 9.0%
2,241	ARM Holdings PLC, ADR (a)	295,117
2,796	Marvell Technology, Inc.	256,729
3,211	Micron Technology, Inc.	300,646
2,452	NVIDIA Corp.	306,304
		1,158,796
	Software — 18.2%
1,776	Check Point Software Technologies Ltd. (a)	391,182
912	Crowdstrike Holdings, Inc., Class A (a)	355,370
1,846	Guidewire Software, Inc. (a)	371,637
462	HubSpot, Inc. (a)	334,483
3,538	Q2 Holdings, Inc. (a)	309,115
1,032	Salesforce, Inc.	307,381
313	ServiceNow, Inc. (a)	291,015
		2,360,183
	Specialty Retail — 2.1%
2,588	Abercrombie & Fitch Co., Class A (a)	266,538
	Technology Hardware, Storage & Peripherals — 4.9%
1,450	Apple, Inc.	350,668
14,249	Hewlett Packard Enterprise Co.	282,273
		632,941
	Textiles, Apparel & Luxury Goods — 1.7%
1,599	Deckers Outdoor Corp. (a)	222,837

	Total Investments — 100.0%	12,931,951
	(Cost $11,984,107)
	Net Other Assets and Liabilities — 0.0%	1,462
	Net Assets — 100.0%	$12,933,413

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows:

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,931,951	$ 12,931,951	$ —	$ —

*	See Portfolio of Investments for industry breakout.